Net Income (Expense) from Financial Operations - Schedule of Trading and Investment Income Recognized (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure net trading and investment income [abstract]
Trading instruments (securities)	$ 17,287	$ 2,527	$ 43,323
Financial derivative contracts (trading)	77,040	152,732	(63,992)
Sale of loans and accounts receivable from customers	14,588	1,602	15,121
Net gain on sale of financial instruments at fair value through other comprehensive income	35,489	13,765
Net gain on sale of available for sale investments			13,641
Others	(770)	2,129	175
Total	$ 143,634	$ 172,755	$ 8,268